Parent Company Statements - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 110,387	$ 84,242	$ 86,135
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense	5,063	3,942	2,814
Debt and Equity Securities, Unrealized Gain (Loss)	(3,267)	0	0
(Decrease) increase in other liabilities	5,131	(11,778)	2,006
Net cash provided by operating activities	132,950	87,991	87,887
Payments to Acquire Businesses, Gross	(30,684)	0	0
Investing activities:
Other investing activities, net	60	0	0
Net cash used in investing activities	44,292	(61,971)	(152,560)
Financing activities
Repayment of subordinated notes	0	(30,000)	0
Payments Related to Tax Withholding for Share-based Compensation	610	347	0
Net cash (used in) provided by financing activities	(179,140)	(3,354)	61,660
Increase (decrease) in cash and cash equivalents	(1,898)	22,666	(3,013)
Parent Company
Net income	110,387	84,242	86,135
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income of subsidiaries	(14,270)	(26,699)	(30,692)
Compensation expense for issuance of treasury shares to directors	1,109	1,241	950
Share-based compensation expense	3,954	2,701	1,864
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments	0	(1,821)	0
(Increase) decrease in other assets	(2,073)	205	(3,425)
(Decrease) increase in other liabilities	(163)	475	(2,524)
Net cash provided by operating activities	95,677	60,344	52,308
Proceeds from Sale of Available-for-sale Securities, Equity	0	2,265	0
Investing activities:
Repayment of investments in and advances to subsidiaries	0	0	(15,000)
Net cash used in investing activities	(30,624)	2,265	15,000
Financing activities
Cash dividends paid	(63,013)	(57,493)	(57,653)
Cash payment for fractional shares	(4)	(6)	(4)
Payments Related to Tax Withholding for Share-based Compensation	(610)	(347)	0
Net cash (used in) provided by financing activities	(69,411)	(95,224)	(57,657)
Increase (decrease) in cash and cash equivalents	(4,358)	(32,615)	9,651
Cash at beginning of year	79,452	112,067	102,416
Cash at end of year	75,094	79,452	112,067
Treasury Stock, Common [Member]
Financing activities
Payments for Repurchase of Equity	$ 5,784	$ 7,378	$ 0